UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21196
                                   811-21299

Name of Fund: WCMA Money Fund
              Master Money Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, WCMA Money Fund and Master Money Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06- 12/31/06

Item 1 - Schedule of Investments

WCMA Money Fund

Schedule of Investments as of December 31, 2006                   (in Thousands)

                         Beneficial
                           Interest     Mutual Funds                                                                 Value
--------------------------------------------------------------------------------------------------------------------------
                      $   7,066,188     Master Money Trust                                                  $    7,803,804
--------------------------------------------------------------------------------------------------------------------------
                                        Total Investments (Cost - $7,805,235) - 100.0%                           7,803,804

                                        Liabilities in Excess of Other Assets - (0.0%)                              (3,871)
                                                                                                            --------------
                                        Net Assets - 100.0%                                                 $    7,799,933
                                                                                                            ==============

Master Money Trust
Schedule of Investments as of December 31, 2006                   (in Thousands)


                                                                    Face      Interest      Maturity
Issue                                                              Amount      Rate*          Date           Value
---------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 6.5%
---------------------------------------------------------------------------------------------------------------------
Citibank, NA                                                      $ 117,000   5.32%         1/25/2007     $   117,000
---------------------------------------------------------------------------------------------------------------------
SunTrust Bank                                                        77,500   5.32 (a)      6/28/2007          77,508
---------------------------------------------------------------------------------------------------------------------
Washington Mutual Bank                                              200,600   5.33          2/16/2007         200,601
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank, NA                                                 20,000   5.30 (a)      3/16/2007          20,000
                                                                    500,000   5.30 (a)      5/08/2007         499,230
                                                                    220,000   5.30 (a)      9/05/2007         220,000
---------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost - $1,135,108)                                                           1,134,339
---------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - European - 3.3%
---------------------------------------------------------------------------------------------------------------------
BNP Paribas, London                                                 200,000   5.20          3/30/2007         199,841
---------------------------------------------------------------------------------------------------------------------
Societe Generale, London                                            375,000   5.405         3/21/2007         374,986
---------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - European (Cost - $575,002)                                                    574,827
---------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - Yankee - 10.4%
---------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, NY                                               275,000   5.32          1/12/2007         274,998
                                                                    257,000   5.33          3/27/2007         257,003
---------------------------------------------------------------------------------------------------------------------
BNP Paribas, NY                                                     125,000   5.29 (a)     10/03/2007         124,981
                                                                    125,000   5.31 (a)     10/03/2007         124,983
---------------------------------------------------------------------------------------------------------------------
Calyon, NY                                                          300,000   5.297 (a)     3/12/2007         299,998
---------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, NY                               60,000   5.436 (a)     1/30/2007          60,005
                                                                     35,000   5.33 (a)      2/23/2007          35,001
                                                                    180,000   5.43 (a)     12/14/2007         180,000
---------------------------------------------------------------------------------------------------------------------
Dexia Bank, NY                                                      100,000   5.29 (a)      6/11/2007          99,991
---------------------------------------------------------------------------------------------------------------------
Fortis Bank, NY                                                     250,000   5.28 (a)      5/29/2007         249,980
---------------------------------------------------------------------------------------------------------------------
Toronto-Dominion Bank, NY                                           100,000   5.24          4/04/2007          99,923
---------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - Yankee (Cost - $1,806,940)                                                  1,806,863
---------------------------------------------------------------------------------------------------------------------
Commercial Paper - 52.1%
---------------------------------------------------------------------------------------------------------------------
APRECO LLC                                                           75,000   5.34          1/26/2007          74,706
---------------------------------------------------------------------------------------------------------------------
Amsterdam Funding Corp.                                              39,000   5.36          1/18/2007          38,886
                                                                    215,000   5.30          1/22/2007         214,240
---------------------------------------------------------------------------------------------------------------------
Aquinas Funding LLC                                                  90,000   5.35          1/25/2007          89,645
                                                                     54,290   5.35          1/26/2007          54,068
---------------------------------------------------------------------------------------------------------------------
Aspen Funding Corp.                                                  25,000   5.38          2/16/2007          24,829
                                                                     42,000   5.25          3/14/2007          41,562
---------------------------------------------------------------------------------------------------------------------
Atlantic Asset Securitization Corp.                                  76,518   5.34          1/11/2007          76,371
                                                                    107,421   5.30          1/16/2007         107,136
                                                                     65,344   5.31          1/19/2007          65,141
---------------------------------------------------------------------------------------------------------------------
Atlantis One Funding Corp.                                          215,543   5.41          2/07/2007         214,340
                                                                     50,000   5.40          2/12/2007          49,675
---------------------------------------------------------------------------------------------------------------------
BASF AG                                                              87,655   5.36          1/02/2007          87,605
                                                                     24,400   5.40          2/14/2007          24,241
---------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                               200,000   5.36          1/09/2007         199,684
---------------------------------------------------------------------------------------------------------------------
Barton Capital Corp.                                                 15,230   5.32          1/23/2007          15,174
---------------------------------------------------------------------------------------------------------------------
The Bear Stearns Companies, Inc.                                     75,000   5.35          1/22/2007          74,745
---------------------------------------------------------------------------------------------------------------------
Beethoven Funding Corp.                                              47,270   5.36          1/26/2007          47,076
                                                                     33,000   5.40          2/16/2007          32,773
---------------------------------------------------------------------------------------------------------------------
Beta Finance Inc.                                                    49,000   5.22          3/14/2007          48,489
---------------------------------------------------------------------------------------------------------------------
Brahms Funding Corp.                                                 10,000   5.40          1/25/2007           9,960
---------------------------------------------------------------------------------------------------------------------
Bryant Park Funding LLC                                              23,740   5.28          1/08/2007          23,705
                                                                     35,354   5.42          2/13/2007          35,117
---------------------------------------------------------------------------------------------------------------------
CAFCO LLC                                                            50,000   5.35          1/29/2007          49,774
                                                                     50,000   5.26          2/02/2007          49,744
---------------------------------------------------------------------------------------------------------------------
CC USA Inc.                                                          41,000   5.37          2/20/2007          40,686
---------------------------------------------------------------------------------------------------------------------

Master Money Trust
Schedule of Investments as of December 31, 2006                   (in Thousands)


                                                                    Face      Interest      Maturity
Issue                                                              Amount      Rate*          Date           Value
---------------------------------------------------------------------------------------------------------------------
CRC Funding, LLC                                                  $  75,000   5.42%         2/08/2007     $    74,571
                                                                     40,000   5.28          2/12/2007          39,736
                                                                    100,000   5.27          2/13/2007          99,327
---------------------------------------------------------------------------------------------------------------------
Cancara Asset Securitization Ltd.                                   100,000   5.37          1/25/2007          99,605
                                                                    184,906   5.25          3/12/2007         183,033
                                                                    139,279   5.25          3/14/2007         137,828
---------------------------------------------------------------------------------------------------------------------
Chariot Funding, LLC                                                 60,194   5.29          1/17/2007          60,026
                                                                     73,831   5.31          1/19/2007          73,602
---------------------------------------------------------------------------------------------------------------------
Ciesco, LLC                                                          50,000   5.33          1/18/2007          49,860
---------------------------------------------------------------------------------------------------------------------
Citigroup Funding Inc.                                               50,000   5.25          3/01/2007          49,578
                                                                    200,000   5.25          3/19/2007         197,792
---------------------------------------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC                                  117,000   5.32          1/08/2007         116,827
---------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                         150,000   5.42          1/02/2007         149,910
                                                                     66,000   5.43          1/16/2007          65,825
---------------------------------------------------------------------------------------------------------------------
Crown Point Capital Co., LLC                                         10,000   5.35          1/18/2007           9,971
                                                                     41,861   5.29          2/07/2007          41,615
---------------------------------------------------------------------------------------------------------------------
Cullinan Finance Corp.                                               27,753   5.38          2/07/2007          27,596
---------------------------------------------------------------------------------------------------------------------
Dakota Notes Program                                                275,000   5.36          1/16/2007         274,275
---------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization, LLC                                     50,000   5.35          1/03/2007          49,965
                                                                    150,000   5.35          1/08/2007         149,783
---------------------------------------------------------------------------------------------------------------------
Fairway Finance Co., LLC                                             99,526   5.30          1/10/2007          99,350
                                                                     51,902   5.28          1/11/2007          51,803
                                                                     20,000   5.40          1/12/2007          19,959
                                                                     37,757   5.29          1/29/2007          37,585
                                                                     50,686   5.25          3/16/2007          50,142
---------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.                                    12,296   5.31          1/08/2007          12,278
                                                                    101,000   5.35          1/18/2007         100,705
---------------------------------------------------------------------------------------------------------------------
Five Finance Inc.                                                   117,000   5.36          2/20/2007         116,104
---------------------------------------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.                             34,200   5.43          2/02/2007          34,025
                                                                     40,798   5.28          2/23/2007          40,463
                                                                     20,462   5.25          3/16/2007          20,243
---------------------------------------------------------------------------------------------------------------------
Gemini Securitization Corp.                                         100,000   5.41          1/10/2007          99,825
---------------------------------------------------------------------------------------------------------------------
Govco Inc.                                                           50,000   5.24          3/08/2007          49,523
---------------------------------------------------------------------------------------------------------------------
Grampian Funding Ltd.                                                40,000   5.36          1/22/2007          39,863
                                                                    114,000   5.36          1/25/2007         113,569
                                                                    125,000   5.42          2/01/2007         124,402
---------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services Plc                                           90,000   5.25          3/16/2007          89,045
---------------------------------------------------------------------------------------------------------------------
Hudson-Thames LLC                                                    15,198   5.39          1/30/2007          15,127
                                                                      5,619   5.27          3/20/2007           5,556
                                                                     20,488   5.26          3/21/2007          20,254
---------------------------------------------------------------------------------------------------------------------
Irish Life and Permanent Plc                                         33,000   5.24          3/14/2007          32,657
---------------------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp.                                         91,336   5.35          1/11/2007          91,160
---------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC                                                         25,100   5.41          2/16/2007          24,928
---------------------------------------------------------------------------------------------------------------------
Kredietbank North American Finance Corp.                             13,400   5.25          3/06/2007          13,276
---------------------------------------------------------------------------------------------------------------------
Lake Constance Funding Ltd.                                          60,500   5.36          1/09/2007          60,404
                                                                     44,650   5.36          1/12/2007          44,560
                                                                     26,748   5.26          3/01/2007          26,506
                                                                     50,000   5.25          3/07/2007          49,530
                                                                     50,000   5.25          3/09/2007          49,515
                                                                     27,000   5.25          3/14/2007          26,719
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                       105,000   5.29 (a)      3/19/2007         105,000
---------------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co., LLC                                   100,938   5.36          1/19/2007         100,628
                                                                     43,300   5.40          2/21/2007          42,977
---------------------------------------------------------------------------------------------------------------------

Master Money Trust
Schedule of Investments as of December 31, 2006                   (in Thousands)


                                                                    Face      Interest      Maturity
Issue                                                              Amount      Rate*          Date           Value
---------------------------------------------------------------------------------------------------------------------
Liberty Street Funding                                            $  50,000   5.38%         1/12/2007     $    49,898
---------------------------------------------------------------------------------------------------------------------
Links Finance LLC                                                    50,000   5.38          2/16/2007          49,657
                                                                     50,000   5.24          3/09/2007          49,515
---------------------------------------------------------------------------------------------------------------------
Lockhart Funding LLC                                                 20,000   5.41          2/05/2007          19,889
---------------------------------------------------------------------------------------------------------------------
Mane Funding Corp.                                                   17,743   5.37          1/18/2007          17,693
                                                                    101,341   5.25          3/12/2007         100,315
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                       38,000   5.362 (a)     5/16/2007          38,000
                                                                    100,000   5.31 (a)      7/12/2007         100,000
---------------------------------------------------------------------------------------------------------------------
Nieuw Amsterdam Receivables Corp.                                    31,436   5.43          1/12/2007          31,371
---------------------------------------------------------------------------------------------------------------------
Norddeutsche Landesbank GZ                                          100,000   5.37          2/28/2007          99,165
---------------------------------------------------------------------------------------------------------------------
North Sea Funding LLC                                                65,302   5.34          1/22/2007          65,070
---------------------------------------------------------------------------------------------------------------------
Northern Rock Plc                                                    50,000   5.38          1/26/2007          49,795
                                                                     50,000   5.27          2/14/2007          49,656
---------------------------------------------------------------------------------------------------------------------
Nyala Funding LLC                                                    45,449   5.38          2/15/2007          45,144
---------------------------------------------------------------------------------------------------------------------
Old Line Funding LLC                                                 68,602   5.25          3/14/2007          67,887
---------------------------------------------------------------------------------------------------------------------
Park Avenue Receivables Co. LLC                                     135,000   5.41          1/05/2007         134,862
                                                                    175,637   5.32          1/22/2007         175,014
                                                                     41,372   5.29          2/06/2007          41,135
---------------------------------------------------------------------------------------------------------------------
Prudential Funding LLC                                              151,000   5.34          1/03/2007         150,896
---------------------------------------------------------------------------------------------------------------------
Ranger Funding Co. LLC                                               60,000   5.30          1/11/2007          59,885
---------------------------------------------------------------------------------------------------------------------
Regency Markets No. 1 LLC                                            94,603   5.29          1/05/2007          94,506
---------------------------------------------------------------------------------------------------------------------
Santander Central Hispano Finance (Delaware), Inc.                  200,600   5.25          3/14/2007         198,518
---------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC                                                 101,597   5.38          1/16/2007         101,333
                                                                     48,000   5.31          1/19/2007          47,851
                                                                     98,500   5.36          1/25/2007          98,111
---------------------------------------------------------------------------------------------------------------------
Sedna Finance Inc.                                                   82,000   5.38          2/16/2007          81,438
---------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp.                                          15,000   5.36          1/23/2007          14,945
---------------------------------------------------------------------------------------------------------------------
Silver Tower US Funding LLC                                          46,000   5.23          3/01/2007          45,605
                                                                     50,000   5.25          3/16/2007          49,461
---------------------------------------------------------------------------------------------------------------------
Simba Funding Corp.                                                 304,469   5.25          3/13/2007         301,341
                                                                    304,059   5.25          3/14/2007         300,891
---------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB                                    142,000   5.29 (a)      1/23/2007         142,000
---------------------------------------------------------------------------------------------------------------------
Solitaire Funding LLC                                                98,000   5.39          1/22/2007          97,666
---------------------------------------------------------------------------------------------------------------------
Thames Asset Global Securitization No. 1, Inc.                       50,559   5.28          1/29/2007          50,329
---------------------------------------------------------------------------------------------------------------------
Three Pillars Funding LLC                                            60,470   5.42          1/03/2007          60,425
---------------------------------------------------------------------------------------------------------------------
Three Rivers Funding Corp.                                           20,112   5.32          1/26/2007          20,029
---------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC                                              14,223   5.28          1/31/2007          14,154
---------------------------------------------------------------------------------------------------------------------
UBS Funding Delaware                                                 18,067   5.42          1/02/2007          18,056
                                                                     50,000   5.27          1/05/2007          49,949
---------------------------------------------------------------------------------------------------------------------
Victory Receivables Corp.                                            40,000   5.30          1/11/2007          39,923
                                                                     75,000   5.31          1/23/2007          74,723
                                                                     65,000   5.38          1/24/2007          64,753
---------------------------------------------------------------------------------------------------------------------
Yorktown Capital LLC                                                 90,000   5.40          1/10/2007          89,842
---------------------------------------------------------------------------------------------------------------------
Zela Finance Inc.                                                    39,000   5.37          2/13/2007          38,743
---------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost - $9,035,688)                                                                  9,037,217
---------------------------------------------------------------------------------------------------------------------
Corporate Notes - 13.7%
---------------------------------------------------------------------------------------------------------------------
ABN AMRO Bank NV                                                    297,550   5.436 (a)     5/11/2007         297,665
---------------------------------------------------------------------------------------------------------------------
ASIF Global Financing                                                54,000   5.37 (a)     12/21/2007          54,000
---------------------------------------------------------------------------------------------------------------------
Arkle Master Issuer Plc Series 2006-1A Class 1A                      46,400   5.33 (a)     11/19/2007          46,400
---------------------------------------------------------------------------------------------------------------------
Bank of America, NA                                                 300,000   5.31 (a)      3/20/2007         299,981
---------------------------------------------------------------------------------------------------------------------
Bank of Ireland                                                      43,300   5.35 (a)     12/20/2007          43,300
---------------------------------------------------------------------------------------------------------------------

Master Money Trust
Schedule of Investments as of December 31, 2006                   (in Thousands)


                                                                    Face      Interest      Maturity
Issue                                                              Amount      Rate*          Date           Value
---------------------------------------------------------------------------------------------------------------------
Beta Finance Inc.                                                 $ 217,000   5.297% (a)    3/20/2007     $   216,998
---------------------------------------------------------------------------------------------------------------------
CC (USA) Inc. (Centauri)                                            145,000   5.2875 (a)    2/20/2007         145,000
                                                                    150,000   5.297 (a)     3/15/2007         149,998
---------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                                      163,605   5.475 (a)    10/17/2007         163,605
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                           202,600   5.40 (a)     12/14/2007         202,600
---------------------------------------------------------------------------------------------------------------------
JPMorgan Securities Inc. (b)                                        139,000   5.359 (a)     2/09/2007         139,000
---------------------------------------------------------------------------------------------------------------------
Links Finance LLC                                                    50,000   5.317 (a)     5/21/2007          50,000
---------------------------------------------------------------------------------------------------------------------
MetLife Funding, Inc.                                                50,500   5.44 (a)     12/14/2007          50,500
---------------------------------------------------------------------------------------------------------------------
Northern Rock Plc                                                    91,000   5.423 (a)    10/09/2007          91,040
---------------------------------------------------------------------------------------------------------------------
Permanent Financing Plc                                             120,000   5.32 (a)      3/10/2007         120,000
---------------------------------------------------------------------------------------------------------------------
Principal Life Insurance Co.                                         45,000   5.38 (a)     12/07/2007          45,025
---------------------------------------------------------------------------------------------------------------------
Restructured Asset Securities with Enhanced Returns,
     Series 1998-MM-7-1 Trust                                        60,000   5.50 (a)      2/08/2007          60,000
---------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.                                           150,000   5.275 (a)     5/04/2007         150,000
---------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.                                                44,000   5.393 (a)    10/11/2007          44,003
---------------------------------------------------------------------------------------------------------------------
Total Corporate Notes (Cost - $2,369,091)                                                                   2,369,115
---------------------------------------------------------------------------------------------------------------------
Funding Agreements - 4.9%
---------------------------------------------------------------------------------------------------------------------
Genworth Life Insurance Co. (b)                                      50,000   5.429 (a)    11/01/2006          50,000
                                                                     90,000   5.429 (a)    12/03/2007          90,000
---------------------------------------------------------------------------------------------------------------------
ING USA Annuity and Life Insurance Co. (b)                           50,000   5.411 (a)     9/18/2007          50,000
---------------------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co. (b)                              55,000   5.409 (a)     5/01/2007          55,000
---------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Co. (b)                                 100,000   5.429 (a)     2/01/2007         100,000
                                                                    165,000   5.429 (a)     4/02/2007         165,000
                                                                     25,000   5.399 (a)     9/17/2007          25,000
---------------------------------------------------------------------------------------------------------------------
New York Life Insurance Co. (b)                                     226,000   5.399 (a)     5/25/2007         226,000
---------------------------------------------------------------------------------------------------------------------
The Travelers Insurance Co. (b)                                      70,000   5.399 (a)     3/01/2007          70,000
                                                                     25,000   5.409 (a)     5/01/2007          25,000
---------------------------------------------------------------------------------------------------------------------
Total Funding Agreements (Cost - $856,000)                                                                    856,000
---------------------------------------------------------------------------------------------------------------------
U.S. Government, Agency & Instrumentality Obligations - Non-Discount - 6.0%
---------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                           25,000   4.00          6/29/2007          24,840
                                                                    225,000   4.875         1/11/2008         224,235
---------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Banks                                            68,000   5.24 (a)      4/13/2007          67,998
                                                                    102,000   5.25 (a)     10/05/2007         101,992
                                                                     35,000   5.25 (a)     10/26/2007          35,004
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank System                                        54,000   3.45          1/10/2007           53968
                                                                     50,500   4.00          6/13/2007          50,221
                                                                     50,000   4.15          7/05/2007          49,725
                                                                     33,750   4.25          9/14/2007          33,519
                                                                     37,250   4.50         12/14/2007          36,998
                                                                     30,000   4.625         2/01/2008          29,818
---------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                          15,400   4.125         4/12/2007          15,359
                                                                     50,000   4.45          9/28/2007          49,710
                                                                     25,000   4.625        10/05/2007          24,884
                                                                    100,000   4.705        10/11/2007          99,587
                                                                    100,000   4.725        10/19/2007          99,593
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                                                  33,000   4.375        12/31/2007          32,798
---------------------------------------------------------------------------------------------------------------------
Total U.S. Government, Agency & Instrumentality Obligations - Non-Discount (Cost - $1,033,430)              1,030,249
---------------------------------------------------------------------------------------------------------------------

Master Money Trust
Schedule of Investments as of December 31, 2006                   (in Thousands)

Face
Amount                                               Issue                                                   Value
---------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 3.2%
---------------------------------------------------------------------------------------------------------------------
 $ 555,465              UBS Securities LLC, purchased on 12/29/2006 to yield 5.27% to 1/02/2007, repurchase price of $555,790, collateralized by Freddie Mac, 4.625% due
                        2/21/2008 and Fannie Mae, 4.875% due 12/15/2016                                   $   555,465
---------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost - $555,465)                                                                 555,465
---------------------------------------------------------------------------------------------------------------------
Total Investments  (Cost - $17,366,724**)  - 100.2%                                                        17,364,075

Liabilities in Excess of Other Assets - (0.2%)                                                                (32,001)
                                                                                                          -----------
Net Assets - 100.0%                                                                                       $17,332,074
                                                                                                          ===========

* Commercial Paper and certain U.S. Government, Agency and Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at December 31, 2006.

** The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 17,366,884
                                                                   ============
      Gross unrealized appreciation                                $      1,582
      Gross unrealized depreciation                                      (4,391)
                                                                   ------------
      Net unrealized depreciation                                  $     (2,809)
                                                                   ============

(a)   Floating rate security.
(b) Restricted securities as to resale, representing 4.9% of net assets were as follows:

      -------------------------------------------------------------------------------------------------------------------
                                                                              Acquisition
      Issue                                                                       Date           Cost             Value
      -------------------------------------------------------------------------------------------------------------------
      Genworth Life Insurance Co.:
           5.249% due 11/01/2006                                               11/01/2005      $  50,000        $  50,000
           5.429% due 12/03/2007                                               12/01/2006         90,000           90,000
      ING USA Annuity and Life Insurance Co., 5.411% due 9/18/2007              8/18/2006         50,000           50,000
      JPMorgan Securities Inc., 5.359% due 2/09/2007                            5/16/2006        139,000          139,000
      Jackson National Life Insurance Co., 5.409% due 5/01/2007                 5/01/2006         55,000           55,000
      Metropolitan Life Insurance Co.:
           5.429% due 2/01/2007                                                 2/01/2006        100,000          100,000
           5.429% due 4/02/2007                                                 4/03/2006        165,000          165,000
           5.399% due 9/17/2007                                                 9/15/2006         25,000           25,000
      New York Life Insurance Co., 5.399% due 5/25/2007                         5/26/2006        226,000          226,000
      The Travelers Insurance Co.:
          5.399% due 3/01/2007                                                  2/28/2006         70,000           70,000
          5.409% due 5/01/2007                                                  5/01/2006         25,000           25,000
      -------------------------------------------------------------------------------------------------------------------
      Total                                                                                    $ 995,000        $ 995,000
      -------------------------------------------------------------------------------------------------------------------

o Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------------------
      Affiliate                                                         Net Activity      Interest Income
      ---------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Money Market Series                $(29,959)               $45
      ---------------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Money Fund and Master Money Trust


By: /s/ Robert C. Doll, Jr.
    --------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    WCMA Money Fund and Master Money Trust

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    WCMA Money Fund and Master Money Trust

Date: February 20, 2007


By: /s/ Donald C. Burke
    --------------------------------------
    Donald C. Burke
    Chief Financial Officer
    WCMA Money Fund and Master Money Trust

Date: February 20, 2007